RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)					5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 26, 2022	Sep. 24, 2021	Apr. 07, 2021	Feb. 18, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Apr. 04, 2022	Aug. 10, 2021
Founder Shares [Abstract]
Proceeds from de-SPAC merger and PIPE financing								$ 255,737,000
Common stock, shares outstanding (in shares)							34,523,000	75,020,000	34,523,000	75,628,000
Offering cost charged to shareholder deficit	$ 24,000,000.0
CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Proceeds from de-SPAC merger and PIPE financing					$ 25,000	$ 0	$ 25,000
Share price (in dollars per share)						$ 9.20
CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)						0	0		0
Share price (in dollars per share)											$ 10.00
CIK 0001846136 Riverview Acquisition Corp | Common Class B [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)						6,250,000	6,250,000		6,250,000
Common stock, shares forfeited (in shares)									937,500
CIK 0001846136 Riverview Acquisition Corp | Initial Public Offering [Member]
Founder Shares [Abstract]
Offering costs						$ 14,262,365	$ 14,262,365		$ 14,262,365
Offering cost charged to shareholder deficit						13,600,399	13,600,399
Offering cost expensed to statement of operations						$ 661,966	661,966
CIK 0001846136 Riverview Acquisition Corp | Initial Public Offering [Member] | Common Class A [Member]
Founder Shares [Abstract]
Offering costs							$ 13,084,631		$ 13,084,631
CIK 0001846136 Riverview Acquisition Corp | Over-Allotment Option [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)												3,750,000
Common stock, shares forfeited (in shares)		937,500					937,500
Share price (in dollars per share)												$ 10.00
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Common stock dividends (in shares)			1,437,500
Common stock, shares outstanding (in shares)			7,187,500			7,187,500
Holding period for transfer, assignment or sale of Founder Shares						1 year	1 year
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member]
Founder Shares [Abstract]
Threshold trading days						20 days	20 days
Threshold consecutive trading days						30 days	30 days
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member] | Minimum
Founder Shares [Abstract]
Period after initial business combination						150 days	150 days
Share price (in dollars per share)						$ 12.00	$ 12.00		$ 12.00
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class B [Member]
Founder Shares [Abstract]
Issuance of Class B ordinary shares to Sponsor (in shares)				5,750,000
Proceeds from de-SPAC merger and PIPE financing				$ 25,000
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class B [Member] | Maximum
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			937,500			937,500
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Initial Public Offering [Member]
Founder Shares [Abstract]
Issuance of founder shares to Anchor Investor (in shares)							125,000
Share price (in dollars per share)						$ 0.004	$ 10.00		10.00
Aggregate fair value of shares issued to Anchor Investors						$ 8,762,500	$ 8,762,500
Share price (in dollars per share)						$ 7.01	$ 7.01		$ 7.01
Offering costs						$ 8,762,500	$ 8,762,500		$ 8,762,500
Offering cost charged to shareholder deficit						8,140,989	8,140,989
Offering cost expensed to statement of operations						$ 621,511	$ 621,511
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Initial Public Offering [Member] | Maximum
Founder Shares [Abstract]
Issuance of founder shares to Anchor Investor (in shares)						125,000
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp | Over-Allotment Option [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)		6,250,000
Common stock, shares forfeited (in shares)		937,500